Schedule of Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Apr. 30, 2021	Jul. 31, 2021	Jul. 31, 2020
Cash Flow Information
Loss for the period from continuing operations		$ (33,200)	$ (4,899)
Loss for the period from discontinued operations	$ (15,567)	(15,567)	(6,659)
Total loss for the period		(48,767)	(11,558)
- interest paid on borrowings and lease liabilities		108	2,330
- depreciation and amortisation expense		411	2,856
- impairment expense		4,971	1,763
- Transaction expenses		13,398	4,226
- Fair value loss on convertible notes and warrants		10,794
Net changes in assets and liabilities		13,201	575
- net exchange differences		483	44
Cash flow from operations		$ (5,401)	$ 236